ACQUISITION	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITION	ACQUISITION
Pending Acquisition of Just Group plc
On July 31, 2025, the Company announced an agreement to acquire the entire issued and to be issued share capital of Just Group plc (“Just Group”), in an all-cash transaction for approximately £2.4 billion ($3.2 billion). Thereafter, on September 19, 2025, the shareholders of Just Group voted in favor of our acquisition. On March 23, 2026, the Company announced that all regulatory approvals have been received and that the acquisition is expected to close on April 1, 2026.
Acquisition of American Equity Investment Life Holdings Company in May 2024
On May 2, 2024, the Company, through its subsidiary American National, completed the acquisition of AEL, an Iowa corporation, by acquiring all of AEL’s issued and outstanding common stock not already owned for a total consideration of approximately $4.0 billion comprised of $2.5 billion in cash and $1.1 billion of stock consideration in the form of class A limited voting shares of Brookfield Asset Management Ltd. (“BAM Shares”). The remaining consideration primarily relates to the previously held equity interest in AEL prior to the acquisition as well as the effective settlement of a previously held reinsurance agreement between AEL and NER SPC.
Subsequent to the acquisition, on May 7, 2024, American National completed a downstream merger with AEL and changed its name to American National Group Inc. and reincorporated as a Delaware corporation.
The acquired business operations of AEL, which are now part of ANGI, contributed revenues of $2.1 billion and a net income of $179 million to the Company for the period from May 2, 2024 to December 31, 2024. Had the acquisition occurred on January 1, 2023, the consolidated unaudited pro forma revenue and net income would be: (i) $14.9 billion and $1.9 billion, respectively, for the year ended December 31, 2024; and (ii) $9.4 billion and $813 million, respectively, for the year ended December 31, 2023. The pro forma amounts have been calculated using the subsidiary’s results and adjusting them for the revised depreciation and amortization that would have been charged assuming the fair value adjustments to investments, property and equipment and intangible assets had applied from January 1, 2023, together with the consequential tax effects.
Accounting for the acquisition of AEL was finalized in the second quarter of 2025. As part of finalizing the valuations of certain assets and liabilities, we recognized measurement period adjustments to reflect new information obtained about facts and circumstances that existed as of the acquisition date. Measurement period adjustments made were: (i) $45 million increase in both the VOBA asset and market risk benefits liability through the inclusion of updated mortality, base lapse and utilization assumptions related to AEL’s market risk benefits liability as part of its annual assumptions review which took place in the third quarter of 2024; and (ii) $40 million decrease in intangible assets, $8 million increase in deferred tax asset and a $32 million increase in goodwill as a result of updating discount rate and tax assumptions relating to intangible assets. Goodwill recognized is not deductible for income tax purposes.
The following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed as of the acquisition date:

US$ MILLIONS
Fair value of consideration transferred:
Cash	$2,525
BAM Shares transferred by the Company	1,111
Fair value of the Company’s pre-existing reinsurance agreement effectively settled	(541)
Fair value of the Company’s pre-existing interest in AEL	897
Total	$3,992
Assets acquired:
Investments	$42,960
Cash and cash equivalents	13,367
Accrued investment income	414
Value of business acquired	9,321
Reinsurance recoverables and deposit assets	6,851
Property and equipment	42
Intangible assets	1,540
Other assets	671
Total assets acquired	75,166
Liabilities assumed:
Future policy benefits	311
Policyholders’ account balances	61,473
Market risk benefits	3,023
Notes payable	768
Non-recourse borrowings	84
Funds withheld for reinsurance liabilities	3,371
Other liabilities	2,093
Total liabilities assumed	71,123
Less: Non-controlling interest	713
Net assets acquired	3,330
Goodwill	$662
The Company identified that a reinsurance agreement between AEL and NER SPC constituted a pre-existing relationship in accordance with ASC 805 that would need to be effectively settled as part of the acquisition. The Company recognized an effective settlement loss of $48 million, as a result of derecognizing certain assets and liabilities in relation to the reinsurance agreement, which include deferred policy acquisition costs, deferred sales inducements, reinsurance funds withheld, policyholders’ account balances and market risk benefits liability. The effective settlement loss was included in “Investment related gains (losses)” in the statements of operations for the year ended December 31, 2024. Concurrently, the Company derecognized NER SPC’s accumulated other comprehensive loss pertaining to market risk benefits liability, recognizing an additional loss of $66 million in “Investment related gains (losses)” in the statements of operations for the year ended December 31, 2024.
The gain on disposal as a result of remeasuring to fair value the pre-existing equity interest in AEL immediately prior to the business combination was approximately $4 million, recognized in “Investment related gains (losses)” in the statements of operations for the year ended December 31, 2024.
Acquisition-related costs of $127 million were recorded as “Operating expenses” in the statements of operations when incurred for the year ended December 31, 2024.
Acquisition of Clearbrook Group Holdings Inc. in November 2023
On November 16, 2023, the Company acquired Argo Group International Holdings, Ltd. On November 30, 2023, Argo Group International Holdings, Ltd. was re-domiciled to a U.S. corporation and changed its name to Argo Group International Holdings, Inc. (renamed to Clearbrook Group Holdings Inc. in January 2026). Clearbrook is an underwriter of specialty insurance products in the property and casualty market. Upon closing of the acquisition, the Company acquired 100% of all Clearbrook’s issued and outstanding shares in exchange for $30 per share in an all-cash transaction for $1.1 billion. The Company acquired all assets and assumed all liabilities of Clearbrook as of the closing date, and consolidates the business for financial statement purposes.
The acquired business contributed revenues of $191 million and net income of $1 million to the Company for the period from November 16, 2023 to December 31, 2023. Had the acquisition occurred on January 1, 2023, the consolidated unaudited pro forma revenue and net income would be $8.3 billion and $587 million, respectively, for the year ended December 31, 2023. The pro forma amounts have been calculated using the subsidiary’s results and adjusting them for the revised depreciation and amortization that would have been charged assuming the fair value adjustments to investments, property and equipment and intangible assets had applied from January 1, 2023, together with the consequential tax effects.
The initial acquisition accounting resulted in a bargain purchase gain, which represents the excess of the fair value of net assets acquired over the purchase price, which was deferred by recognizing a provisional deferred credit of $51 million within “Other liabilities” on the statements of financial position.
Upon finalizing the valuations of certain assets and liabilities, we eliminated the deferred bargain purchase gain of $51 million by increasing the deferred tax asset and liabilities for unpaid claims and claim adjustment expenses by $14 million and $65 million, respectively.
The following summarizes the consideration transferred, as well as the fair value of assets acquired and liabilities assumed as of the acquisition date, the valuation of which was finalized in the fourth quarter of 2024:

US$ MILLIONS
Cash consideration transferred	$1,059
Assets acquired:
Investments	$3,460
Cash and cash equivalents	713
Accrued investment income	17
Value of business acquired	176
Reinsurance funds withheld	20
Premiums due and other receivables	332
Ceded unearned premiums	388
Deferred tax asset	68
Reinsurance recoverables	2,982
Property and equipment	85
Intangible assets	186
Other assets	166
Total assets acquired	8,593
Liabilities assumed:
Policy and contract claims	5,591
Unearned premium reserve	986
Non-recourse borrowings	369
Other liabilities	451
Total liabilities assumed	7,397
Less: Non-controlling interest	137
Net assets acquired	$1,059
Acquisition-related costs of $13 million were recorded as “Operating expenses” in the statements of operations when incurred for the year ended December 31, 2023.